Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating losses	$ 2,406	$ 2,225
Capitalized legal fees	2,713	2,156
Total gross deferred tax asset	5,119	4,381
Valuation allowance	(5,119)	(4,381)
Total deferred tax assets, net